Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure Of Description Of Types Of Products And Services From Which Each Reportable Segment Derives Its Revenues
The following summary describes the operations of each reportable segment.

Reportable segments	Operations
Oncosalud Peru	Including our prepaid oncologic healthcare plans and healthcare services related to the treatment of cancer.

Healthcare services in Peru	Corresponds to medical services within the network of clinics and health centers in Peru.

Healthcare services in Colombia	Corresponds to medical services within the network of clinics and health centers in Colombia.

Healthcare services in Mexico	Corresponds to medical services within the network of clinics and health centers, and the insurance business in Mexico.

Disclosure Of Operating Decision Maker Believes That This Information Is The Most Relevant For The Group.
Information related to each reportable segment is set out below. Segment profit (loss) before tax is used to measure performance because the chief operating decision maker believes that this information is the most relevant for the Group.

	Reportable segments
In thousands of soles	Oncosalud Peru	Healthcare services in Peru	Healthcare services in Colombia	Healthcare services in Mexico	Total reportable segments	Holding and eliminations	Total
2025
External revenues	1,125,381	786,227	1,434,924	1,038,766	4,385,298	—	4,385,298
Inter-segment revenue (i)	38,868	298,046	5,180	—	342,094	(342,094)	—

Segment revenue	1,164,249	1,084,273	1,440,104	1,038,766	4,727,392	(342,094)	4,385,298

External cost of service	(316,390)	(730,670)	(1,054,171)	(620,354)	(2,721,585)	—	(2,721,585)
Inter-segment cost of service (i)	(295,276)	(35,266)	—	—	(330,542)	330,542	—

Segment cost of service	(611,666)	(765,936)	(1,054,171)	(620,354)	(3,052,127)	330,542	(2,721,585)

Gross profit	552,583	318,337	385,933	418,412	1,675,265	(11,552)	1,663,713

External selling expenses	(180,342)	(22,654)	(5,373)	(13,836)	(222,205)	1,346	(220,859)

Segment selling expenses	(180,342)	(22,654)	(5,373)	(13,836)	(222,205)	1,346	(220,859)

External administrative expenses	(75,148)	(121,765)	(201,976)	(237,401)	(636,290)	—	(636,290)
Inter-segment administrative expenses	(5,061)	(7,631)	—	—	(12,692)	12,692	—
Corporate expenses	(75,936)	(64,811)	(14,389)	(12,690)	(167,826)	(8,556)	(176,382)

Segment administrative expenses	(156,145)	(194,207)	(216,365)	(250,091)	(816,808)	4,136	(812,672)

Impairment losses on trade receivables	(2,563)	(16,807)	(24,918)	(4,138)	(48,426)	372	(48,054)

Other expenses	(11,156)	(1,191)	—	—	(12,347)	12,347	—

Other income	2,789	6,978	8,940	29,901	48,608	(5,444)	43,164
Inter-segment other income	12,797	966	—	—	13,763	(13,763)	—

Other income	15,586	7,944	8,940	29,901	62,371	(19,207)	43,164

Segment operating profit (loss)	217,963	91,422	148,217	180,248	637,850	(12,558)	625,292

Share of profit of equity accounted investees, net of taxes	3,278	—	7,136	—	10,414	—	10,414
Exchange difference, net	1,996	4,460	73,491	16,090	96,037	96,967	193,004
Interest expense, net	(17,151)	(37,995)	(95,064)	(245,843)	(396,053)	(233,404)	(629,457)

Segment profit (loss) before tax	206,086	57,887	133,780	(49,505)	348,248	(148,995)	199,253

Other disclosures
Depreciation and amortization	(35,728)	(48,537)	(41,242)	(86,224)	(211,731)	(10,700)	(222,431)
Capital expenditure	(22,793)	(33,731)	(23,004)	(50,344)	(129,872)	(11,181)	(141,053)

Segment assets	2,408,375	1,032,322	2,464,878	3,144,939	9,050,514	(1,752,450)	7,298,064

Segment liabilities	1,113,312	618,896	1,361,484	1,959,986	5,053,678	478,030	5,531,708

	Reportable segments
In thousands of soles	Oncosalud Peru	Healthcare services in Peru	Healthcare services in Colombia	Healthcare services in Mexico	Total reportable segments	Holding and eliminations	Total
2024
External revenues	1,030,432	718,051	1,443,032	1,194,597	4,386,112	—	4,386,112
Inter-segment revenue (i)	40,188	277,701	—	—	317,889	(317,889)	—

Segment revenue	1,070,620	995,752	1,443,032	1,194,597	4,704,001	(317,889)	4,386,112

External cost of service	(307,047)	(671,370)	(1,040,646)	(641,756)	(2,660,819)	—	(2,660,819)
Inter-segment cost of service (i)	(279,344)	(36,596)	—	—	(315,940)	315,940	—

Segment cost of service	(586,391)	(707,966)	(1,040,646)	(641,756)	(2,976,759)	315,940	(2,660,819)

Gross profit	484,229	287,786	402,386	552,841	1,727,242	(1,949)	1,725,293

External selling expenses	(159,619)	(19,552)	(5,689)	(11,948)	(196,808)	(667)	(197,475)

Segment selling expenses	(159,619)	(19,552)	(5,689)	(11,948)	(196,808)	(667)	(197,475)

External administrative expenses	(78,596)	(107,736)	(197,887)	(249,202)	(633,421)	—	(633,421)
Inter-segment administrative expenses	(369)	(5,593)	—	—	(5,962)	5,962	—
Corporate expenses	(64,885)	(63,407)	(11,542)	(6,567)	(146,401)	(8,855)	(155,256)

Segment administrative expenses	(143,850)	(176,736)	(209,429)	(255,769)	(785,784)	(2,893)	(788,677)

Impairment losses on trade receivables	(511)	(7,914)	(28,397)	(3,987)	(40,809)	(46)	(40,855)

Other expenses	—	—	—	—	—	(2,112)	(2,112)

Other income	3,196	7,386	9,438	68,818	88,838	(1,252)	87,586
Inter-segment other income	10,859	948	—	—	11,807	(11,807)	—

Other income	14,055	8,334	9,438	68,818	100,645	(13,059)	87,586

Segment operating profit (loss)	194,304	91,918	168,309	349,955	804,486	(20,726)	783,760

Share of profit of equity accounted investees, net of taxes	3,305	—	5,495	—	8,800	—	8,800
Exchange difference, net	(1,710)	(1,189)	(67,555)	(20,823)	(91,277)	49,568	(41,709)
Interest expense, net	(30,833)	(46,346)	(108,301)	(264,340)	(449,820)	(117,254)	(567,074)

Segment profit (loss) before tax	165,066	44,383	(2,052)	64,792	272,189	(88,412)	183,777

Other disclosures
Depreciation and amortization	(32,651)	(42,818)	(42,404)	(92,070)	(209,943)	(9,203)	(219,146)
Capital expenditure	(31,974)	(45,180)	(43,614)	(36,436)	(157,204)	(21,530)	(178,734)

Segment assets	2,260,833	1,034,399	2,299,375	3,079,407	8,674,014	(1,593,294)	7,080,720

Segment liabilities	1,105,230	663,499	1,359,899	1,881,392	5,010,020	447,760	5,457,780

	Reportable segments
In thousands of soles	Oncosalud Peru	Healthcare services in Peru	Healthcare services in Colombia	Healthcare services in Mexico	Total reportable segments	Holding and eliminations	Total
2023
External revenues	895,507	657,923	1,192,089	1,130,388	3,875,907	—	3,875,907
Inter-segment revenue (i)	36,173	225,966	—	—	262,139	(262,139)	—

Segment revenue	931,680	883,889	1,192,089	1,130,388	4,138,046	(262,139)	3,875,907

External cost of service	(277,611)	(645,375)	(853,887)	(663,688)	(2,440,561)	—	(2,440,561)
Inter-segment cost of service (i)	(225,196)	(34,297)	—	—	(259,493)	259,493	—

Segment cost of service	(502,807)	(679,672)	(853,887)	(663,688)	(2,700,054)	259,493	(2,440,561)

Gross profit	428,873	204,217	338,202	466,700	1,437,992	(2,646)	1,435,346

External selling expenses	(163,299)	(18,065)	(6,313)	(5,518)	(193,195)	(748)	(193,943)

Segment selling expenses	(163,299)	(18,065)	(6,313)	(5,518)	(193,195)	(748)	(193,943)

External administrative expenses	(72,532)	(94,553)	(176,915)	(211,816)	(555,816)	—	(555,816)
Inter-segment administrative expenses	(908)	(4,658)	—	—	(5,566)	5,566	—
Corporate expenses	(63,867)	(60,072)	(11,810)	(8,772)	(144,521)	(4,228)	(148,749)

Segment administrative expenses	(137,307)	(159,283)	(188,725)	(220,588)	(705,903)	1,338	(704,565)

Impairment losses on trade receivables	(355)	142	(6,352)	1,097	(5,468)	(216)	(5,684)

Other expenses	(4,479)	—	(20,302)	—	(24,781)	3,854	(20,927)

Other income	1,388	8,384	16,223	26,157	52,152	(2,039)	50,113
Inter-segment other income	11,001	966	—	—	11,967	(11,967)	—

Other income	12,389	9,350	16,223	26,157	64,119	(14,006)	50,113

Segment operating profit (loss)	135,822	36,361	132,733	267,848	572,764	(12,424)	560,340

Share of profit of equity accounted investees, net of taxes	2,227	—	4,063	—	6,290	—	6,290
Exchange difference, net	(5,741)	(1,783)	119,884	74,020	186,380	(110,528)	75,852
Interest expense, net	(24,909)	(45,770)	(109,508)	(385,597)	(565,784)	(200,872)	(766,656)

Segment profit (loss) before tax	107,399	(11,192)	147,172	(43,729)	199,650	(323,824)	(124,174)

Other disclosures
Depreciation and amortization	(31,968)	(38,997)	(40,226)	(115,650)	(226,841)	(8,909)	(235,750)
Capital expenditure	(26,385)	(27,256)	(81,965)	(49,023)	(184,629)	(15,262)	(199,891)

Segment assets	2,146,867	889,286	2,435,123	3,763,000	9,234,276	(1,544,724)	7,689,552

Segment liabilities	1,101,354	565,754	1,514,739	2,343,238	5,525,085	387,901	5,912,986

(i)
Inter-segment cost of service (claims expense) from the Oncosalud Peru segment and intersegment revenue from our Healthcare Services in Peru segment are presented on a gross basis by adding the corresponding profit margin markup by our Healthcare Services in Peru segment and vice versa. Likewise, our Oncosalud Peru segment consolidates Oncocenter Perú S.A.C., a subsidiary providing healthcare services related to the exclusive treatment of cancer. In the separate financial statements of Oncocenter Perú S.A.C., the revenue mainly consists of the insurance claims expense recorded as cost of sales in the separate financial statements of Oncosalud S.A.C., our insurance subsidiary that is also consolidated in Oncosalud Peru segment. In the segment consolidation process, the related revenues from such healthcare services are eliminated with the corresponding claims expense of our insurance subsidiary Oncosalud S.A.C., while the external cost (third parties) of services incurred by Oncocenter Perú S.A.C. remains.

Disclosure Of Geographical Areas Explanatory
The geographic information analyzes the Group’s revenue and
non-current
assets by the country where it operates. In presenting the geographic information, segment revenue has been based on the geographic location of customers and segment assets were based on the geographic location of the assets.

In thousands of soles	2025	2024	2023
Revenue
Peru	1,911,608	1,748,483	1,553,430
Colombia	1,434,924	1,443,032	1,192,089
México	1,038,766	1,194,597	1,130,388

	4,385,298	4,386,112	3,875,907

Non-current assets (*)
Peru	909,284	908,301	871,520
Colombia	1,478,338	1,432,141	1,601,604
México	2,781,133	2,784,380	3,418,414

	5,168,755	5,124,822	5,891,538

(*)	Non-current assets exclude deferred tax assets and derivatives.